GOLDMAN SACHS DATA-DRIVEN WORLD ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 10.5%
598	Alphabet, Inc., Class A*	$ 857,245
3,347	Baidu, Inc. ADR (China)*	356,623
3,101	Criteo SA ADR (France)*	31,785
3,561	Facebook, Inc., Class A*	801,546
1,540	Heroz, Inc. (Japan)*	56,391
9,784	Nippon Telegraph & Telephone Corp. (Japan)	221,953
150,612	PCCW Ltd. (Hong Kong)	82,583
576	SK Telecom Co. Ltd. (South Korea)	100,461
5,329	SoftBank Group Corp. (Japan)	239,010
23,581	Sogou, Inc. ADR (China)*(a)	75,223

		2,822,820

Consumer Discretionary – 7.9%
2,428	Alibaba Group Holding Ltd. ADR (China)*	503,543
393	Amazon.com, Inc.*	959,852
4,261	eBay, Inc.	194,046
7,128	JD.com, Inc. ADR (China)*	387,264
2,110	Shutterstock, Inc.	80,011

		2,124,716

Financials – 2.9%
11,724	Bank of America Corp.	282,783
1,950	Capital One Financial Corp.	132,678
36,695	Ping An Insurance Group Co. of China Ltd., Class H (China)	362,168

		777,629

Industrials – 1.3%
1,704	Allegion PLC	169,889
1,107	Equifax, Inc.	169,991

		339,880

Information Technology – 73.8%
6,162	21Vianet Group, Inc. ADR (China)*	89,965
1,803	Accenture PLC, Class A	363,521
1,343	Adobe, Inc.*	519,204
8,095	Advanced Micro Devices, Inc.*	435,511
2,088	Akamai Technologies, Inc.*	220,910
1,218	Alarm.com Holdings, Inc.*	57,599
1,067	Alteryx, Inc., Class A*	153,584
3,343	Ambarella, Inc.*	189,682
1,668	Amdocs Ltd.	103,850

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,281	Apple, Inc.	$ 725,221
3,640	Avaya Holdings Corp.*	53,144
26,294	BlackBerry Ltd. (Canada)*	122,004
4,405	Blue Prism Group PLC (United Kingdom)*(a)	70,470
1,645	Booz Allen Hamilton Holding Corp.	131,205
1,152	Broadcom, Inc.	335,543
1,964	Cadence Design Systems, Inc.*	179,294
9,764	Canaan, Inc. ADR (China)*(a)	23,043
1,834	CEVA, Inc.*	63,218
2,192	Check Point Software Technologies Ltd. (Israel)*	240,397
128,184	Chinasoft International Ltd. (China)*	63,836
2,821	Ciena Corp.*	155,888
8,503	Cisco Systems, Inc.	406,613
10,101	Cloudera, Inc.*	103,535
3,049	Cognex Corp.	173,000
4,792	CommScope Holding Co., Inc.*	49,406
1,551	CommVault Systems, Inc.*	62,753
9,381	Conduent, Inc.*	22,421
1,429	CyberArk Software Ltd.*	148,302
4,932	Dell Technologies, Inc., Class C*	244,824
2,975	Dialog Semiconductor PLC (United Kingdom)*	117,544
1,218	ExlService Holdings, Inc.*	74,505
7,716	Extreme Networks, Inc.*	25,463
335	Fair Isaac Corp.*	134,888
13,686	FireEye, Inc.*	170,801
2,121	FLIR Systems, Inc.	97,990
3,692	Fortinet, Inc.*	513,926
2,470	GDS Holdings Ltd. ADR (China)*	140,790
8,680	Hewlett Packard Enterprise Co.	84,283
17,016	Himax Technologies, Inc. ADR (Taiwan)*	50,538
8,170	Infineon Technologies AG (Germany)	171,361
24,789	Infosys Ltd. ADR (India)	225,580
13,665	Intel Corp.	859,938
3,602	International Business Machines Corp.	449,890
861	Intuit, Inc.	249,966
1,949	Itron, Inc.*	125,555
5,870	Juniper Networks, Inc.	142,406
6,143	Lattice Semiconductor Corp.*	152,776
3,137	Logitech International SA (Switzerland)	185,079

GOLDMAN SACHS DATA-DRIVEN WORLD ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,363	MACOM Technology Solutions Holdings, Inc.*	$ 75,025
5,670	Marvell Technology Group Ltd.	184,955
3,284	MaxLinear, Inc.*	56,879
3,428	Medallia, Inc.*	96,944
5,730	Micron Technology, Inc.*	274,524
4,984	Microsoft Corp.	913,318
1,465	MongoDB, Inc.*	340,041
4,107	NEC Corp. (Japan)	184,317
2,381	NetScout Systems, Inc.*	65,406
1,401	Nice Ltd. ADR (Israel)*	260,782
43,748	Nokia OYJ ADR (Finland)	172,805
16,581	NortonLifeLock, Inc.	377,715
10,562	Nuance Communications, Inc.*	241,659
3,083	NVIDIA Corp.	1,094,527
2,599	NXP Semiconductors NV (Netherlands)	249,764
6,198	Opera Ltd. ADR (Norway)*(a)	38,304
8,656	Oracle Corp.	465,433
1,885	Palo Alto Networks, Inc.*	443,484
1,325	PKSHA Technology, Inc. (Japan)*	38,864
1,031	Proofpoint, Inc.*	119,874
1,366	Qorvo, Inc.*	143,075
4,282	QUALCOMM, Inc.	346,328
1,354	Qualys, Inc.*	156,143
2,362	Radware Ltd. (Israel)*	56,263
1,146	Rapid7, Inc.*	56,028
11,310	Samsung Electronics Co. Ltd. (South Korea)	463,012
3,946	SAP SE (Germany)	498,189
4,746	SecureWorks Corp., Class A*	63,881
58,133	Semiconductor Manufacturing International Corp. (China)*	126,301
1,702	Silicon Laboratories, Inc.*	159,409
2,232	Silicon Motion Technology Corp. ADR (Taiwan)	100,596
2,151	Software AG (Germany)*	83,217
2,164	Splunk, Inc.*	402,158
9,230	STMicroelectronics NV (Switzerland)	226,798
1,158	Synaptics, Inc.*	73,788
22,225	Telefonaktiebolaget LM Ericsson ADR (Sweden)	203,136
3,274	Teradata Corp.*	70,096
3,496	Trend Micro, Inc. (Japan)	192,104

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,615	Verint Systems, Inc.*	$ 74,888
1,299	VMware, Inc., Class A*	202,995
5,505	VTech Holdings Ltd. (Hong Kong)	33,203
3,843	Western Digital Corp.	170,514
27,416	Wipro Ltd. ADR (India)	90,747
3,590	Xerox Holdings Corp.	57,009
3,893	Xperi Corp.	53,529
767	Zebra Technologies Corp., Class A*	200,432
4,212	Zscaler, Inc.*	413,155

		19,892,836

Real Estate – 3.5%
2,099	CyrusOne, Inc. REIT	156,040
1,713	Digital Realty Trust, Inc. REIT	245,918
511	Equinix, Inc. REIT	356,489
4,595	Iron Mountain, Inc. REIT	118,367
1,208	QTS Realty Trust, Inc., Class A REIT	82,869

		959,683

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $24,026,337)		$26,917,564

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
141,271	0.151%	$ 141,271
(Cost $141,271)

TOTAL INVESTMENTS – 100.4%
(Cost $24,167,608)		$27,058,835

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(108,580)

NET ASSETS – 100.0%		$26,950,255

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS DATA-DRIVEN WORLD ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FINANCE REIMAGINED ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 4.1%
2,097	Internet Initiative Japan, Inc. (Japan)	$ 74,062
1,229	JOYY, Inc. ADR (China)*	75,031
338	NetEase, Inc. ADR (China)	129,420
27,302	Rightmove PLC (United Kingdom)	197,930
1,180	Scout24 AG (Germany)(a)	90,239
4,533	Zillow Group, Inc., Class C*	262,869

		829,551

Consumer Discretionary – 0.5%
6,057	Everi Holdings, Inc.*	37,614
15,902	Moneysupermarket.com Group PLC (United Kingdom)	67,354

		104,968

Financials – 34.0%
14,248	360 Finance, Inc. ADR (China)*	143,192
685	Affiliated Managers Group, Inc.	45,635
3,951	American Express Co.	375,622
7,013	Apollo Global Management, Inc.	333,819
5,511	Ares Management Corp., Class A	208,095
3,846	Axos Financial, Inc.*	83,843
45,900	Banco Santander SA ADR (Spain)	104,193
2,267	Bank of New York Mellon Corp. (The)	84,264
542	BlackRock, Inc.	286,523
6,296	Blackstone Group, Inc. (The), Class A	357,613
3,235	Blucora, Inc.*	39,305
8,968	Brookfield Asset Management, Inc., Class A (Canada)	281,236
2,002	Canadian Imperial Bank of Commerce (Canada)	127,881
6,665	Carlyle Group, Inc. (The)	184,354
2,546	Curo Group Holdings Corp.	17,033
5,554	Draper Esprit PLC (United Kingdom)*	31,105
3,498	Enova International, Inc.*	49,497
1,760	Eurazeo SE (France)*	85,749
600	FactSet Research Systems, Inc.	184,506
13,416	FinVolution Group ADR (China)	20,392
925	Flatex AG (Germany)*	32,154
2,658	Green Dot Corp., Class A*	101,482
1,418	Hamilton Lane, Inc., Class A	103,755
3,991	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	139,126
157	Hypoport SE (Germany)*	69,856

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
22,759	ING Groep NV (Netherlands)	$ 146,984
3,601	Intercontinental Exchange, Inc.	350,197
8,213	Intermediate Capital Group PLC (United Kingdom)	128,952
8,759	KKR & Co., Inc.	243,062
7,111	LendingClub Corp.*	38,044
409	LendingTree, Inc.*	106,348
10,930	LexinFintech Holdings Ltd. ADR (China)*	89,080
2,502	London Stock Exchange Group PLC (United Kingdom)	248,386
36,826	Man Group PLC (United Kingdom)	64,832
11,929	Monex Group, Inc. (Japan)	26,574
500	Morningstar, Inc.	76,660
1,025	MSCI, Inc.	337,071
1,623	Nasdaq, Inc.	192,261
2,144	Northern Trust Corp.	169,397
16,561	Qudian, Inc. ADR (China)*	24,842
702	S&P Global, Inc.	228,164
6,297	SBI Holdings, Inc. (Japan)	134,959
2,097	Sculptor Capital Management, Inc.	26,296
3,775	SEI Investments Co.	204,681
20,913	Standard Chartered PLC (United Kingdom)	95,249
2,895	Tradeweb Markets, Inc., Class A	190,954
59,143	Value Partners Group Ltd. (Hong Kong)	21,899
16,878	WisdomTree Investments, Inc.	50,465
60,307	ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(a)	212,798

		6,898,385

Health Care – 0.3%
970	HealthEquity, Inc.*	60,111

Industrials – 4.2%
2,993	CoreLogic, Inc.	148,333
402	CoStar Group, Inc.*	264,034
2,714	PayPoint PLC (United Kingdom)	24,964
1,890	Thomson Reuters Corp. (Canada)	127,310
1,655	Verisk Analytics, Inc.	285,785

		850,426

Information Technology – 55.1%
1,020	Accenture PLC, Class A	205,652

GOLDMAN SACHS FINANCE REIMAGINED ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,412	ACI Worldwide, Inc.*	$ 121,683
1,514	Appfolio, Inc., Class A*	239,984
2,241	Avalara, Inc.*	239,921
3,623	Black Knight, Inc.*	278,899
1,620	Bottomline Technologies DE, Inc.*	81,972
2,061	Broadridge Financial Solutions, Inc.	249,587
16,303	Canaan, Inc. ADR (China)*(b)	38,475
337	Cass Information Systems, Inc.	13,595
2,367	Ceridian HCM Holding, Inc.*	163,015
2,074	Digital Garage, Inc. (Japan)	73,635
2,113	Ebix, Inc.	47,352
1,975	Envestnet, Inc.*	143,405
14,838	Equiniti Group PLC (United Kingdom)(a)	24,471
962	Euronet Worldwide, Inc.*	91,130
1,447	EVERTEC, Inc. (Puerto Rico)	42,137
3,593	Evo Payments, Inc., Class A*	79,549
1,023	ExlService Holdings, Inc.*	62,577
3,475	Fidelity National Information Services, Inc.	482,434
3,724	Fiserv, Inc.*	397,611
1,010	FleetCor Technologies, Inc.*	246,228
2,073	Global Payments, Inc.	372,083
964	Globant SA (Argentina)*	135,162
3,861	GMO internet, Inc. (Japan)	97,766
11,062	GreenSky, Inc., Class A *(b)	44,469
2,310	Guidewire Software, Inc.*	236,960
3,255	I3 Verticals, Inc., Class A*	93,939
1,634	International Business Machines Corp.	204,087
1,474	Intuit, Inc.	427,932
1,525	Jack Henry & Associates, Inc.	275,812
3,446	Mastercard, Inc., Class A	1,036,867
1,067	Money Forward, Inc. (Japan)*	69,526
549	Nice Ltd. ADR (Israel)*	102,191
8,554	Nomura Research Institute Ltd. (Japan)	226,127
4,153	Opera Ltd. ADR (Norway)*(b)	25,666
2,640	Optim Corp. (Japan)*	68,000
4,184	Pagseguro Digital Ltd., Class A (Brazil)*	132,758
2,173	Paychex, Inc.	157,064
4,764	PayPal Holdings, Inc.*	738,468
2,032	Q2 Holdings, Inc.*	167,884
4,581	QIWI PLC ADR (Russia)	63,882
2,520	RealPage, Inc.*	170,906
20,393	Sage Group PLC (The) (United Kingdom)	174,214
1,819	Sapiens International Corp. NV (Israel)	42,783

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,543	Square, Inc., Class A*	$ 611,586
3,373	SS&C Technologies Holdings, Inc.	195,280
5,539	StoneCo Ltd., Class A (Brazil)*	175,476
5,346	TIS, Inc. (Japan)	113,981
4,448	Visa, Inc., Class A	868,428
718	WEX, Inc.*	106,321
2,059	Wirecard AG (Germany)(b)	216,573
713	Workday, Inc., Class A*	130,786
4,840	Worldline SA (France)*(a)	361,359

		11,167,648

Materials – 0.3%
18,463	IAMGOLD Corp. (Canada)*	69,051

Real Estate – 1.2%
718	Corestate Capital Holding SA (Germany)*	14,480
1,292	PATRIZIA AG (Germany)*	31,761
6,211	Redfin Corp.*	186,268

		232,509

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $19,077,616)		$20,212,649

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
277,972	0.151%	$ 277,972
(Cost $277,972)

TOTAL INVESTMENTS – 101.1%
(Cost $19,355,588)		$20,490,621

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(219,283)

NET ASSETS – 100.0%		$20,271,338

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS FINANCE REIMAGINED ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS HUMAN EVOLUTION ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Health Care – 99.7%
86,795	3SBio, Inc. (China)*(a)	$ 103,021
11,033	Abbott Laboratories	1,047,252
9,667	Abcam PLC (United Kingdom)	179,867
944	ABIOMED, Inc.*	211,362
1,503	Acceleron Pharma, Inc.*	148,542
4,259	Adaptive Biotechnologies Corp.*	164,823
8,602	Adverum Biotechnologies, Inc.*	177,459
2,045	Agios Pharmaceuticals, Inc.*	105,808
15,346	Akebia Therapeutics, Inc.*	178,627
2,149	Align Technology, Inc.*	527,837
4,347	Allogene Therapeutics, Inc.*(b)	209,352
32,890	Allscripts Healthcare Solutions, Inc.*	207,865
7,277	AstraZeneca PLC (United Kingdom)	771,905
2,961	Atara Biotherapeutics, Inc.*	34,052
6,321	Athenex, Inc.*	68,709
4,318	Baxter International, Inc.	388,663
3,133	BeiGene Ltd. ADR (China)*	518,637
8,212	BioNTech SE ADR (Germany)*	406,740
1,031	BioTelemetry, Inc.*	48,643
2,056	Bluebird Bio, Inc.*	130,823
1,386	Blueprint Medicines Corp.*	90,284
21,210	Boston Scientific Corp.*	805,768
3,628	Cara Therapeutics, Inc.*	57,576
2,077	Cardiovascular Systems, Inc.*	80,421
2,052	Cellectis SA ADR (France)*	37,900
4,490	Cerner Corp.	327,321
859	Charles River Laboratories International, Inc.*	154,328
13,453	Compugen Ltd. (Israel)*(b)	207,042
1,222	CONMED Corp.	89,707
3,615	Constellation Pharmaceuticals, Inc.*	128,441
4,433	CRISPR Therapeutics AG (Switzerland)*	286,283
3,299	DaVita, Inc.*	267,087
1,419	DexCom, Inc.*	536,822
3,984	Editas Medicine, Inc.*	107,847
1,931	Edwards Lifesciences Corp.*	433,934
3,130	EMIS Group PLC (United Kingdom)	43,804
8,955	Exelixis, Inc.*	221,278
7,748	Fate Therapeutics, Inc.*	251,268
3,597	FibroGen, Inc.*	120,284
9,417	Fresenius Medical Care AG & Co. KGaA (Germany)*	791,910
4,064	Fresenius SE & Co. KGaA (Germany)*	195,289

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,914	G1 Therapeutics, Inc.*	$ 32,481
49,073	Genscript Biotech Corp. (China)*	107,630
6,327	Gilead Sciences, Inc.	492,430
3,765	Globus Medical, Inc., Class A*	205,757
2,320	Gossamer Bio, Inc.*	28,188
6,149	Halozyme Therapeutics, Inc.*	149,236
1,659	HCA Healthcare, Inc.	177,347
3,083	Health Catalyst, Inc.*	83,673
3,289	Henry Schein, Inc.*	199,708
6,762	Homology Medicines, Inc.*	96,291
3,737	Hutchison China MediTech Ltd. ADR (Hong Kong)*	81,504
1,459	Illumina, Inc.*	529,690
8,114	Innate Pharma SA (France)*	51,220
1,431	Inspire Medical Systems, Inc.*	116,684
811	Insulet Corp.*	152,930
1,715	Integer Holdings Corp.*	135,794
8,973	Intellia Therapeutics, Inc.*(b)	157,117
2,107	Intuitive Surgical, Inc.*	1,222,123
11,706	Iovance Biotherapeutics, Inc.*	375,646
926	iRhythm Technologies, Inc.*	115,111
5,904	Johnson & Johnson	878,220
6,311	Karyopharm Therapeutics, Inc.*	116,690
1,806	Krystal Biotech, Inc.*	92,846
871	Laboratory Corp. of America Holdings*	152,704
1,043	LivaNova PLC*	55,790
10,068	Medtronic PLC	992,503
2,939	MeiraGTx Holdings PLC*	43,615
3,453	Merck KGaA (Germany)	396,193
2,847	Merit Medical Systems, Inc.*	128,087
40,768	Mesoblast Ltd. (Australia)*(b)	108,247
38,431	Microport Scientific Corp. (China)	111,064
2,659	Mirati Therapeutics, Inc.*	263,746
7,181	Moderna, Inc.*	441,632
7,028	Molecular Templates, Inc.*	109,075
1,181	MorphoSys AG (Germany)*	153,241
6,995	Myriad Genetics, Inc.*	101,637
4,789	Natera, Inc.*	209,998
8,183	Nektar Therapeutics*	177,571
4,992	NeoGenomics, Inc.*	133,237
1,534	NextCure, Inc.*	47,876
5,535	NextGen Healthcare, Inc.*	57,121
4,163	Nichi-iko Pharmaceutical Co. Ltd. (Japan)	50,620

GOLDMAN SACHS HUMAN EVOLUTION ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,183	Novartis AG (Switzerland)	$ 447,949
1,602	Novocure Ltd.*	108,023
34,528	OPKO Health, Inc.*(b)	78,724
17,341	Precigen, Inc.*(b)	38,150
5,514	QIAGEN NV*	241,458
3,305	Quanterix Corp.*	91,185
1,616	Quest Diagnostics, Inc.	191,140
932	Reata Pharmaceuticals, Inc., Class A*	135,438
663	Regeneron Pharmaceuticals, Inc.*	406,293
3,844	REGENXBIO, Inc.*	144,765
3,603	Replimune Group, Inc.*	67,664
1,426	ResMed, Inc.	229,329
5,297	Rhythm Pharmaceuticals, Inc.*	102,709
2,321	Roche Holding AG (Switzerland)	803,785
3,649	Rocket Pharmaceuticals, Inc.*	68,638
3,175	Rubius Therapeutics, Inc.*(b)	20,479
21,093	Sangamo Therapeutics, Inc.*	236,031
5,982	Sanofi (France)	582,431
2,255	Seattle Genetics, Inc.*	354,509
4,790	Shockwave Medical, Inc.*	210,808
18,296	Smith & Nephew PLC (United Kingdom)	371,410
2,590	Stoke Therapeutics, Inc.*	71,639
2,146	Stryker Corp.	420,037
1,884	Surmodics, Inc.*	69,670
4,620	Takara Bio, Inc. (Japan)	123,246
7,826	Takeda Pharmaceutical Co. Ltd. (Japan)	304,439
1,146	Teleflex, Inc.	415,838
11,361	TG Therapeutics, Inc.*	211,883
5,421	Theravance Biopharma, Inc.*	136,880
1,272	Thermo Fisher Scientific, Inc.	444,170
2,501	Tricida, Inc.*	67,177
1,446	uniQure NV (Netherlands)*	97,113
2,997	Vocera Communications, Inc.*	58,831
2,778	Voyager Therapeutics, Inc.*	33,614
31,790	WuXi AppTec Co. Ltd., Class H (China)(a)(b)	336,315
31,234	ZIOPHARM Oncology, Inc.*(b)	92,453
		28,011,077

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $25,553,948)		$28,011,077

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
904,426	0.151%	$ 904,426
(Cost $904,426)

TOTAL INVESTMENTS – 102.9%
(Cost $26,458,374)		$28,915,503

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%		(820,448)

NET ASSETS – 100.0%		$28,095,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MANUFACTURING REVOLUTION ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Communication Services – 0.4%
2,068	Iridium Communications, Inc.*	$ 47,564

Consumer Discretionary – 23.7%
142	Amazon.com, Inc.*	346,817
2,410	Aptiv PLC	181,593
26,227	BYD Co. Ltd., Class H (China)	147,191
769	Ferrari NV (Italy)	129,738
15,802	Fiat Chrysler Automobiles NV (United Kingdom)*	139,690
13,899	Ford Motor Co.	79,363
1,072	Garmin Ltd.	96,662
4,331	General Motors Co.	112,086
1,040	Gentherm, Inc.*	42,328
7,137	GoPro, Inc., Class A*	33,615
1,579	Hella GmbH & Co. KGaA (Germany)	61,650
4,667	JD.com, Inc. ADR (China)*	253,558
3,422	Magna International, Inc. (Canada)	144,340
29,367	NIO, Inc. ADR (China)*(a)	116,881
3,470	Niu Technologies ADR (China)*(a)	36,955
6,239	Ocado Group PLC (United Kingdom)*	168,998
8,238	Panasonic Corp. (Japan)	73,636
6,298	Tata Motors Ltd. ADR (India)*	35,962
668	Tesla, Inc.*	557,780
16,157	Tianneng Power International Ltd. (China)(a)	16,342
3,721	Toyota Motor Corp. (Japan)	233,307
3,799	Valeo SA (France)*	93,602
3,550	Veoneer, Inc. (Sweden)*(a)	38,269
881	Visteon Corp.*	63,432
42,101	Yadea Group Holdings Ltd. (China)(b)	21,347

		3,225,142

Energy – 1.6%
3,878	Eni SpA ADR (Italy)	70,580
2,321	Oceaneering International, Inc.*	14,901
3,338	TOTAL SA (France)	124,850
		210,331

Health Care – 2.4%
891	Align Technology, Inc.*	218,847
1,007	Hogy Medical Co. Ltd. (Japan)	32,995

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,150	Omnicell, Inc.*	$ 76,947
		328,789

Industrials – 32.7%
18,168	ABB Ltd. (Switzerland)	357,233
801	AeroVironment, Inc.*	56,735
1,630	Altra Industrial Motion Corp.	50,530
76,838	AviChina Industry & Technology Co. Ltd., Class H (China)	34,994
8,231	Ballard Power Systems, Inc. (Canada)*	88,812
479	Boeing Co. (The)	69,862
1,292	Carrier Global Corp.*	26,447
10,050	CNH Industrial NV (United Kingdom)*	61,808
657	Curtiss-Wright Corp.	65,897
2,751	Daifuku Co. Ltd. (Japan)	213,982
3,550	DMG Mori Co. Ltd. (Japan)	43,133
160	Elbit Systems Ltd. (Israel)	22,542
3,901	Emerson Electric Co.	238,039
737	FANUC Corp. (Japan)	131,447
13,499	General Electric Co.	88,688
2,177	GS Yuasa Corp. (Japan)	38,515
792	HEICO Corp.	79,802
1,500	Honeywell International, Inc.	218,775
1,901	KION Group AG (Germany)*	106,152
958	L3Harris Technologies, Inc.	191,073
430	Lockheed Martin Corp.	167,029
1,400	Matthews International Corp., Class A	28,980
619	Mercury Systems, Inc.*	55,308
337	MTU Aero Engines AG (Germany)*	54,317
1,347	Nachi-Fujikoshi Corp. (Japan)	43,448
1,956	Nidec Corp. (Japan)	120,227
460	Northrop Grumman Corp.	154,192
488	NV5 Global, Inc.*	23,014
3,040	Okamura Corp. (Japan)	24,888
646	Otis Worldwide Corp.	34,012
1,010	Proto Labs, Inc.*	127,613
1,292	Raytheon Technologies Corp.	83,360
1,540	Rexnord Corp.	46,354
1,711	Rockwell Automation, Inc.	369,850
1,481	Safran SA (France)*	141,445
2,609	Schneider Electric SE (France)	258,985
2,210	Sensata Technologies Holding PLC*	78,787
1,300	Siemens AG (Germany)	142,480

GOLDMAN SACHS MANUFACTURING REVOLUTION ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
19,449	Techtronic Industries Co. Ltd. (Hong Kong)	$ 167,365
1,168	Thales SA (France)	89,361
751	TPI Composites, Inc.*	15,583
392	Varta AG (Germany)*(a)	40,159

		4,451,223

Information Technology – 33.6%
13,862	3D Systems Corp.*(a)	102,163
1,549	Ambarella, Inc.*	87,890
1,172	Analog Devices, Inc.	132,377
882	ANSYS, Inc.*	249,606
1,017	Autodesk, Inc.*	213,957
669	Belden, Inc.	22,773
1,427	Brooks Automation, Inc.	57,037
1,202	Cognex Corp.	68,202
330	Coherent, Inc.*	47,919
1,722	Dassault Systemes (France)	291,630
1,670	Enphase Energy, Inc.*	97,177
1,092	FARO Technologies, Inc.*	61,458
1,638	First Solar, Inc.*	76,364
5,532	Flex Ltd.*	53,716
1,761	FLIR Systems, Inc.	81,358
3,090	Hollysys Automation Technologies Ltd. (China)	38,594
4,518	Infineon Technologies AG (Germany)	94,763
4,082	Intel Corp.	256,880
708	IPG Photonics Corp.*	110,023
3,282	JinkoSolar Holding Co. Ltd. ADR (China)*	51,888
757	Keyence Corp. (Japan)	311,625
1,097	NVIDIA Corp.	389,457
1,541	Omron Corp. (Japan)	102,128
3,187	ON Semiconductor Corp.*	52,554
1,150	PTC, Inc.*	87,837
1,351	Renishaw PLC (United Kingdom)	64,304
950	Rorze Corp. (Japan)	42,987
579	Silicon Laboratories, Inc.*	54,229
1,417	SolarEdge Technologies, Inc.*	201,072
1,652	Spectris PLC (United Kingdom)	52,366
4,961	STMicroelectronics NV (Switzerland)	121,901
5,187	Stratasys Ltd.*(a)	92,640
11,478	Sunny Optical Technology Group Co. Ltd. (China)	151,638
2,799	SunPower Corp.*(a)	20,209

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,351	Teradyne, Inc.	$ 157,564
1,850	Texas Instruments, Inc.	219,669
5,590	Topcon Corp. (Japan)	49,033
3,318	Trimble, Inc.*	129,800
928	ViaSat, Inc.*	38,976
2,397	Xerox Holdings Corp.	38,064

		4,573,828

Materials – 4.9%
1,741	Albemarle Corp.	133,221
639	Arkema SA (France)	55,698
1,802	FMC Corp.	177,335
43,369	Ganfeng Lithium Co. Ltd., Class H (China)(b)	155,269
8,630	Livent Corp.*	58,166
13,917	Nippon Light Metal Holdings Co. Ltd. (Japan)	23,898
2,487	Sociedad Quimica y Minera de Chile SA ADR (Chile)	60,608

		664,195

Utilities – 0.3%
38,361	HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	38,010

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $13,046,011)		$13,539,082

GOLDMAN SACHS MANUFACTURING REVOLUTION ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
445,086	0.151%	$ 445,086
(Cost $445,086)

TOTAL INVESTMENTS – 102.9% (Cost $13,491,097)		$13,984,168

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%		(384,574)

NET ASSETS – 100.0%		$13,599,594

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS NEW AGE CONSUMER ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 35.8%
4,631	Activision Blizzard, Inc.	$ 333,339
5,558	Bilibili, Inc. ADR (China)*	180,246
2,129	Cargurus, Inc.*	55,311
20,256	China Literature Ltd. (China)*(a)	114,595
4,464	Dip Corp. (Japan)	105,452
2,073	Electronic Arts, Inc.*	254,730
2,353	Eventbrite, Inc., Class A*	20,283
3,290	Facebook, Inc., Class A*	740,546
4,690	GungHo Online Entertainment, Inc. (Japan)	76,313
5,599	HUYA, Inc. ADR (China)*	86,896
82,135	IGG, Inc. (Singapore)	49,699
7,462	iQIYI, Inc. ADR (China)*	123,795
1,667	JOYY, Inc. ADR (China)*	101,770
6,511	Kakaku.com, Inc. (Japan)	157,494
5,096	Koei Tecmo Holdings Co. Ltd. (Japan)	147,107
2,603	Live Nation Entertainment, Inc.*	127,963
2,311	Mail.Ru Group Ltd. GDR (Russia)*	41,274
2,913	Match Group, Inc.*(b)	259,374
4,005	Momo, Inc. ADR (China)	77,697
923	NetEase, Inc. ADR (China)	353,417
1,290	Netflix, Inc.*	541,452
11,199	Nexon Co. Ltd. (Japan)	233,471
739	Nintendo Co. Ltd. (Japan)	298,659
8,989	Pinterest, Inc., Class A*	182,387
1,859	Roku, Inc.*	203,579
4,507	Sea Ltd. ADR (Taiwan)*	359,659
31,374	Sirius XM Holdings, Inc.	182,597
11,953	Snap, Inc., Class A*	226,390
1,764	Spotify Technology SA*	319,161
2,563	Square Enix Holdings Co. Ltd. (Japan)	124,421
1,597	Take-Two Interactive Software, Inc.*	217,464
12,262	Tencent Holdings Ltd. (China)	649,248
13,187	Tencent Music Entertainment Group ADR (China)*	170,376
1,511	TripAdvisor, Inc.	29,132
6,663	Twitter, Inc.*	206,353
2,590	Ubisoft Entertainment SA (France)*	200,689
3,806	Weibo Corp. ADR (China)*	117,111
3,541	Yelp, Inc.*	76,981
23,282	Zynga, Inc., Class A*	213,030

		7,959,461

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 55.3%
2,968	Acushnet Holdings Corp.	$ 99,191
1,135	adidas AG (Germany)*	299,469
3,161	Alibaba Group Holding Ltd. ADR (China)*	655,560
293	Amazon.com, Inc.*	715,614
22,971	ANTA Sports Products Ltd. (China)	204,786
2,504	Arco Platform Ltd., Class A (Brazil)*	121,394
9,297	Asics Corp. (Japan)	98,808
3,262	ASOS PLC (United Kingdom)*	120,823
2,127	Baozun, Inc. ADR (China)*(b)	56,344
36,276	boohoo Group PLC (United Kingdom)*	173,607
155	Booking Holdings, Inc.*	254,110
2,185	Brunswick Corp.	120,197
3,918	Callaway Golf Co.	60,024
2,213	Carvana Co.*(b)	205,765
3,022	Chegg, Inc.*	184,584
6,973	Chewy, Inc., Class A*	309,880
68,853	China Education Group Holdings Ltd. (China)	119,034
141,622	China Maple Leaf Educational Systems Ltd. (China)(b)	36,908
147,996	China Yuhua Education Corp. Ltd. (China)(a)	144,349
1,597	Columbia Sportswear Co.	116,677
3,250	Delivery Hero SE (Germany)*(a)	311,552
3,249	Descente Ltd. (Japan)*	48,342
2,716	Dick’s Sporting Goods, Inc.	97,939
7,029	eBay, Inc.	320,101
2,072	Etsy, Inc.*	167,791
1,652	Expedia Group, Inc.	131,301
6,245	Farfetch Ltd., Class A (United Kingdom)*	86,556
1,433	Flutter Entertainment PLC (Ireland)	182,122
2,700	Foot Locker, Inc.	74,790
10,696	Frasers Group PLC (United Kingdom)*	40,543
1,792	Goldwin, Inc. (Japan)	114,604
26,056	Groupon, Inc.*	33,221
2,000	GrubHub, Inc.*	113,480
4,788	GSX Techedu, Inc. ADR (China)*(b)	150,152
10,752	GVC Holdings PLC (United Kingdom)	105,385
6,105	HelloFresh SE (Germany)*	248,547
15,766	JD Sports Fashion PLC (United Kingdom)	128,332
9,409	JD.com, Inc. ADR (China)*	511,191
51,982	Li Ning Co. Ltd. (China)	174,369
1,022	Lululemon Athletica, Inc.*	306,697

GOLDMAN SACHS NEW AGE CONSUMER ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,131	MakeMyTrip Ltd. (India)*	$ 63,989
26,151	Meituan Dianping, Class B (China)*	494,949
295	MercadoLibre, Inc. (Argentina)*	251,243
4,663	Mercari, Inc. (Japan)*	138,936
2,088	New Oriental Education & Technology Group, Inc. ADR (China)*	250,476
4,298	NIKE, Inc., Class B	423,697
8,681	Ocado Group PLC (United Kingdom)*	235,145
5,853	Peloton Interactive, Inc., Class A*	246,938
6,539	Pinduoduo, Inc. ADR (China)*	437,263
1,888	Planet Fitness, Inc., Class A*	122,021
1,888	Puma SE (Germany)*	134,785
15,932	Rakuten, Inc. (Japan)	144,332
2,983	Stitch Fix, Inc., Class A *(b)	68,967
4,688	TAL Education Group ADR (China)*	264,684
1,875	Thor Industries, Inc.	161,625
5,669	Trip.com Group Ltd. ADR (China)*	150,625
8,555	Under Armour, Inc., Class A*	74,856
12,866	Vipshop Holdings Ltd. ADR (China)*	223,096
1,807	Wayfair, Inc., Class A*	309,991
3,053	WW International, Inc.*	72,967
3,220	YETI Holdings, Inc.*	103,362
4,451	Zalando SE (Germany)*(a)	301,223
8,776	ZOZO, Inc. (Japan)	161,615

		12,280,924

Consumer Staples – 3.8%
1,623	Beyond Meat, Inc.*	208,215
783	Calavo Growers, Inc.	45,813
1,875	Cal-Maine Foods, Inc.*	83,550
3,403	Fresh Del Monte Produce, Inc.	84,701
2,296	Herbalife Nutrition Ltd.*	100,657
2,393	Maruha Nichiro Corp. (Japan)	51,776
9,017	Nippon Suisan Kaisha Ltd. (Japan)	41,764
6,147	Pilgrim’s Pride Corp.*	127,058
698	Sanderson Farms, Inc.	92,150

		835,684

Health Care – 1.7%
3,640	Dechra Pharmaceuticals PLC (United Kingdom)	125,194

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
798	IDEXX Laboratories, Inc.*	$ 246,486
		371,680

Industrials – 0.5%
2,199	en-japan, Inc. (Japan)	59,315
4,450	Upwork, Inc.*	55,358
		114,673

Information Technology – 2.7%
1,932	2U, Inc.*	70,460
1,974	GoDaddy, Inc., Class A*	152,492
2,518	LivePerson, Inc.*	94,299
4,088	Sabre Corp.	28,493
1,120	Wix.com Ltd. (Israel)*	249,010
		594,754

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $19,128,186)		$22,157,176

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
867,881	0.151%	$ 867,881
(Cost $867,881)

TOTAL INVESTMENTS – 103.7% (Cost $19,996,067)		$23,025,057

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%		(824,764)

NET ASSETS – 100.0%		$22,200,293

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS NEW AGE CONSUMER ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds— Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2020:

GOLDMAN SACHS DATA-DRIVEN WORLD ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,765,557	$—	$—
Europe	2,048,452	—	—
North America	20,103,555	—	—
Securities Lending Reinvestment Vehicle	141,271	—	—

Total	$27,058,835	$—	$—

GOLDMAN SACHS FINANCE REIMAGINED ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,987,741	$—	$—
Europe	2,236,471	—	—
North America	15,545,041	—	—
South America	443,396	—	—
Securities Lending Reinvestment Vehicle	277,972	—	—

Total	$20,490,621	$—	$—

GOLDMAN SACHS HUMAN EVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,943,518	$—	$—
Europe	5,617,040	—	—
North America	20,342,272	—	—
Oceania	108,247	—	—
Securities Lending Reinvestment Vehicle	904,426	—	—

Total	$28,915,503	$—	$—

GOLDMAN SACHS MANUFACTURING REVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,773,785	$—	$—
Europe	2,759,979	—	—
North America	7,944,710	—	—
South America	60,608	—	—
Securities Lending Reinvestment Vehicle	445,086	—	—

Total	$13,984,168	$—	$—

GOLDMAN SACHS NEW AGE CONSUMER ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,573,703	$41,274	$—
Europe	2,693,972	—	—
North America	10,475,590	—	—
South America	372,637	—	—
Securities Lending Reinvestment Vehicle	867,881	—	—

Total	$22,983,783	$41,274	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ Investment in the Goldman Sachs Financial Square Government Fund for the period ended May 31, 2020.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to the portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.